Initial Public Offering - Additional Information (Detail) - $ / shares		9 Months Ended	12 Months Ended
	Mar. 12, 2021	Sep. 30, 2022	Dec. 31, 2021
Class A Common Stock [Member] | Public Warrants [Member]
Public Warrants price		$ 11.5
IPO [Member]
Sale of units (in Shares)	33,000,000
Price per unit	$ 10
IPO [Member] | Public Warrants [Member]
Public Warrants price			$ 11.5
IPO [Member] | Class A Common Stock [Member]
Sale of units (in Shares)		33,000,000	33,000,000
Price per unit		$ 10	$ 10
Sale of stock, description of transaction		Each Unit consists of one Class A Ordinary Share and one-fifth of one redeemable warrant (“Public Warrant”, and collectively with the Private Placement Warrants, the “Warrants”).	Each Unit consists of one Class A Ordinary Share and one-fifth of one redeemable Warrant
IPO [Member] | Class A Common Stock [Member] | Public Warrants [Member]
Public Warrants price			$ 11.5